Short-term borrowings and long-term debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term borrowings and long-term debt
Short-term borrowings	¥ 52,401	¥ 22,600
Unused lines of credit	273,558
Notes Payable to Banks
Short-term borrowings and long-term debt
Short-term borrowings	¥ 52,401	¥ 22,600
Short Term Debt Weighted Average Interest Rate	0.17%	0.31%